Basic and diluted earnings (loss) per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) available to common shareholders	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Denominator:
Weighted average shares: basic (in shares)	43,221,898	42,587,632	45,029,121
Effect of outstanding stock options and warrants (in shares)	0	0	0
Weighted average shares: fully diluted (in shares)	43,221,898	42,587,632	45,029,121
Net income (loss) per share: basic and fully diluted (in dollars per share)	$ (0.10)	$ (0.13)	$ 0.04